Annual Notice of Securities Sold Pursuant to Rule 24F-2
                                             OMB APPROVAL
                       UNITED STATES       OMB Number:
                                           3235-0456
                SECURITIES AND EXCHANGE    Expires:
                COMMISSION                 August 31, 2000
                  Washington, D.C.  20549  Estimated average
                                           burden hours per
                                           response . . . .
                                           . .  1
                        FORM 24F-2
                     Annual Notice of
                Securities Sold
                  Pursuant to Rule 24F-2

          Read instructions at end of Form
                      before   preparing Form.


1.   Name and address of issuer:        Group
  VEL  Account of

Allmerica Financial Life Insurance and Annuity
Company
                                                      440 Lincoln Street
Worcester, MA 01653


2.   The name of each series or class of
  securities for which this Form is filed (If
  the Form is being
filed for all series and classes of securities
                    of the
issuer, check the box but do not list series
or
  classes):    X


3.   Investment Company Act File Number:  811-
8704

  Securities Act File Number: 33-82658


4 (a).    Last day of fiscal year for which
this Form is
filed.   12/31/01


4 (b).         Check box if this Form is being
filed late
(i.e., more than 90 calendar days after the end
      of the issuer's fiscal year).  (See
Instruction A.2)

 Note:  If the Form is being filed late,
             interest must be paid on the
             registration fee due.


4 (c).         Check box if this is the last
time the
issuer will be filing this Form.


5.   Calculation of registration fee:

 (i)  Aggregate sale price of securities sold
                  during the
      fiscal year pursuant to section 24(f):
$93,675,188

  (ii)      Aggregate price of securities
redeemed or
                Repurchased during the fiscal
year: $45,771,235
  (iii)     Aggregate price of securities
      redeemed or Repurchased during any prior
      fiscal year ending no earlier than
      October 11, 1995 that were not
      previously used to reduce registration
      fees payable to the Commission:
      $         N/A
 (iv)      Total available redemption credits
                  [add Items
      5(ii)
    and 5(iii)]:
     -    $45,771,235
 (v)  Net sales - if Item 5(i) is greater than
                  Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:
=  $47,903,953

(vi)      Redemption credits available for use
                      in
  future years                          $(N/A
                       )
     - if Item 5(i) is less than Item 5(iv)
 [subtract
     Item 5(iv) from Item 5(i)]:

      (vii)     Multiplier for determining
              registration fee (See
      Instruction C.9):      X 0.000092

  (viii)         Registration fee due [multiply
Item 5(v) by
     Item 5(vii)] (enter "0"
               if no fee is due):
                     =$4,407




6.   Prepaid Shares

  If  the response to Item 5(i) was determined
by deducting
  an  amount  of securities that were registered
under  the
  Securities  Act  of 1933 pursuant to  rule
  24e-2  as  in effect before October 11, 1997,
  then report the amount of securities  (number
  of shares or other  units)  deducted here:
  If there is a number of shares or other units
  that  were  registered pursuant to rule  24e-2
  remaining unsold at the end of the fiscal year
  for which this  form is                           filed  that  are
  available for use by the  issuer  in
  future fiscal years, then state that number
  here: .   Not Applicable


7.   Interest due - if this Form is being filed
more than
  90 days after the end of the issuer's fiscal
year
  (see Instruction D):
                                                  +$   N/A


8. Total of the amount of the registration fee due plus
  any interest due [line 5(viii) plus line 7]:

                                                  =$4,407

Date the registration fee and any interest
payment was sent to the Commission's lockbox
depository:
 March 27, 2002              Method of Delivery:

X     Wire Transfer

Mail or other means


                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Paul
Kane

                Paul Kane - Assistant Vice
President
Date           3/27/02


  *Please print the name and title of the
                   signing officer below the
                   signature.